Note 12 - Financial Instruments designated at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets At Fair Value Through Profit Or Loss
Total Equity instruments at fair value	€ 0	€ 1,888	€ 1,920
Unit-linked products Assets		1,621	1,749
Other Securities		266	171
Debt Securities, at fair value	1,313	174	142
Loans And Advances To Customers At Fair Value	0	648	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,313	2,709	2,062
Financial Liabilities At Fair Value Through Profit Or Loss
Deposits at fair value through profit or loss	976	0	0
Debt securities at fair value through profit or loss	2,858	0	0
Total other financial liabilities	3,159	2,222	2,338
Unit-linked products Liabilities	3,159	2,222	2,338
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	€ 6,993	€ 2,222	€ 2,338